Investment Securities - Amortized Cost and Estimated Fair Value of Investments in Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 1,258,139	$ 1,436,266
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	188,622
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	184,451
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	259,833	149,302
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	25,000
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	$ 24,933
Available for Sale Securities Debt Maturities next twelve months Weighted Avg Yield	0.87%
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due one through five years	$ 245,000
Total	270,000
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due one through five years	242,600
Estimated Fair Value	$ 267,533	522,063
Available for Sale Securities Weighted Avg Yield	1.18%
Available for Sale Securities Debt Maturities After One Through Five Years Weighted Avg Yield	1.22%
Obligations of States and Political Subdivisions
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 188,622
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	184,451
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	$ 188,622	48,190
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held to Maturity Securities weighted avg yield	4.50%
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Total	$ 991,642
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 987,172	911,493
Available for Sale Securities Weighted Avg Yield	2.10%
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	$ 71,211	$ 101,112
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held to Maturity Securities weighted avg yield	3.31%